Segmental analysis - Schedule of capital investment by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of operating segments [line items]
Capital investment	£ 4,603	£ 3,946
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Capital investment	1,290	899
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Capital investment	647	608
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Capital investment	0	75
Operating segments | New England
Disclosure of operating segments [line items]
Capital investment	814	789
Operating segments | New York
Disclosure of operating segments [line items]
Capital investment	1,569	1,257
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Capital investment	279	316
Operating segments | Other
Disclosure of operating segments [line items]
Capital investment	4	2
Property, plant and equipment
Disclosure of operating segments [line items]
Capital investment	4,200	3,413
Non-current intangible assets
Disclosure of operating segments [line items]
Capital investment	196	257
Equity investments in joint ventures and associates
Disclosure of operating segments [line items]
Capital investment	102	151
Capital expenditure prepayments
Disclosure of operating segments [line items]
Capital investment	£ 105	£ 125